Financial Instruments and Risk Management (Gold Option Contracts) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / oz oz	Dec. 31, 2020 USD ($)
Disclosure of detailed information about hedged items [line items]
Unrealized gains	$ 0.4	$ 0.7
Gold Options [Member] | Commodity price risk [member]
Disclosure of detailed information about hedged items [line items]
Financial assets, at fair value		0.0
Gains (losses) on change in fair value of derivatives	(0.5)	(8.1)
Unrealized gains	$ 0.9	$ 0.7
Gold Options [Member] | 2018 [member] | Commodity price risk [member]
Disclosure of detailed information about hedged items [line items]
Ounces subject to contract | oz	110,700
Purchase Put Options [Member] | Gold Options [Member] | 2018 [member] | Commodity price risk [member]
Disclosure of detailed information about hedged items [line items]
Average realized price per ounce | $ / oz	1,762
Sold Call Option [Member] | Gold Options [Member] | 2018 [member] | Commodity price risk [member]
Disclosure of detailed information about hedged items [line items]
Average realized price per ounce | $ / oz	2,039